Cover	Sep. 19, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 19, 2023
Entity File Number	000-56204
Entity Registrant Name	Trans Global Group Inc.
Entity Central Index Key	0001891791
Entity Tax Identification Number	27-2052033
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	Rm2701
Entity Address, Address Line Two	Block A
Entity Address, Address Line Three	Zhantao Technology Bldg
Entity Address, City or Town	Minzhi Street
Entity Address, Country	CN
Entity Address, Postal Zip Code	518000
City Area Code	(86)
Local Phone Number	138 2338 3535
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.001 par value per share
Trading Symbol	TGGI
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false